SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 8) (Parent Company, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Parent Company
Condensed Financial Information of Parent Company
Issuance costs upon initial public offering and follow-on offering	$ 8,642